CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 309,115	$ 269,952	$ 238,713
Other comprehensive income (loss):
Foreign currency translation adjustments	(220,641)	17,034	20,629
Income tax benefit related to foreign currency translation adjustments	12,152	3,133	582
Unrealized losses on hedging activities	(10,116)	0	0
Reclassification of losses on hedging activities to interest expense	3,958	0	0
Income tax benefit related to hedging activities	2,284	0	0
Changes in unrecognized pension benefit costs	(691)	236	2,302
Income tax benefit (expense) related to changes in unrecognized pension benefit costs	241	(63)	(785)
Other comprehensive (loss) income, net of income tax	(212,813)	20,340	22,728
Comprehensive income	96,302	290,292	261,441
Less: comprehensive income attributable to noncontrolling interests	(2,478)	(31,720)	(30,378)
Comprehensive income attributable to Global Payments	$ 93,824	$ 258,572	$ 231,063